Submission	May 15, 2026
Submission [Line Items]
Central Index Key	0002034723
Registrant Name	One and one Green Technologies. INC
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A